Note 12 - Government Assistance (Details Textual) - Cancer Prevention Research Institute of Texas [member] $ in Thousands, $ in Millions				1 Months Ended		12 Months Ended
	Jul. 25, 2019	Feb. 04, 2019	Feb. 08, 2015	Oct. 31, 2017	Feb. 28, 2015 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2021 USD ($)
Statement Line Items [Line Items]
Government grant, maximum receivable					$ 14.1
Government grant, period of eligibility (Year)				4 years	3 years
Government grant, extension period (Year)	180 days	180 days		1 year
Government grants								$ 12.7
Government grant, remaining receivable								$ 1.4
Government grant, percentage matching funds raised requirement					50.00%
Royalty, percentage of revenues on sales, after aggregate royalty payments equal 400 percent of grant fund			0.50%
Royalty-related liability						$ 0
Income from government grants						$ 0	$ 3,500
Bottom of range [member]
Statement Line Items [Line Items]
Royalty, percentage revenue of sales			3.00%
Top of range [member]
Statement Line Items [Line Items]
Royalty, percentage revenue of sales			5.00%